Disclosure of detailed information about related party transactions (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Statement [Line Items]
Related Party Transactions Disclosure Of Detailed Information About Related Party Transactions 1	$ 180,357
Related Party Transactions Disclosure Of Detailed Information About Related Party Transactions 2	$ 192,813